Restricted Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Workers' Compensation Insurance and Reserves [Line Items]
Profit after taxation transferred to general reserve fund	10.00%
Maximum profit after taxation transferred to general reserve fund	50.00%
General reserve fund of PRC subsidiaries	¥ 250,702	¥ 208,825
Restricted share capital of PRC subsidiaries	1,315,753	1,116,575
Restricted net assets	1,566,455	1,325,400
Variable Interest Entity, Primary Beneficiary
Workers' Compensation Insurance and Reserves [Line Items]
Restricted net assets	¥ 453,912	¥ 344,384